Share Capital and Earnings Per share - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Nov. 12, 2019	Nov. 12, 2018	Dec. 31, 2019
NCIB [Member]
Disclosure of Dividends [line items]
Average per common share			$ 25.91
Share purchased and cancelled subsequently			6.3
Total Cost of Share			$ 163
Common shares [Member]
Disclosure of Dividends [line items]
Average per common share		$ 22.20	$ 23.22
Share purchased and cancelled subsequently		74.5	57.6
Total Cost of Share		$ 1,700	$ 1,300
Common shares [Member] | NCIB [Member]
Disclosure of Dividends [line items]
Total Cost of Share			$ 1,200
Common Shares increase decrease			51.3
Common shares [Member] | Major ordinary share transactions [Member]
Disclosure of Dividends [line items]
Stock approved to be repurchased	58.0
Dividend declared but not paid			$ 0.28